SHARE BASED PAYMENTS	6 Months Ended
Jun. 30, 2022
Share Based Payments [Abstract]
SHARE BASED PAYMENTS	SHARE BASED PAYMENTS
During the first half of 2022, Arrival introduced two new share-based payment plans as part of its Incentive Compensation Plan (ICP) program, (A) a Restrictive Stock Units (RSU) and Performance Stock Units (PSUs) Plan and (B) a Long-Term Incentive Plan (LTIP) which includes 3 different types of share-based compensation (i) Performance Stock Units (ii) Restrictive Stock Units (RSU) plan and (iii) Stock Option Plan (SOP)s; details of which are described as follows:

(A) Restrictive Stock Units (RSUs) and Performance Stock Units (PSUs)

RSU and PSUs were introduced on January 10, 2022 for all employees who joined the company on or before August 31, 2021. The number of RSUs granted to each employee is based on the job level and tenure at Arrival. The respective employees obtain the right to receive Arrival common stock when certain vesting conditions are met. If an employee leaves prior to the vesting conditions being met, the RSUs will be forfeited. This program is accounted for as an equity-settled share-based payment transaction. The total number of RSU and PSUs granted were 1,730,013 and 1,730,909 respectively and the total fair value of the awards as of the grant date amounted to USD 13,912,906.

The vesting conditions are based on the satisfaction of service conditions and other non-market performance conditions:

•time-based vesting condition where 50% of the RSUs vest at a specific point of time
•performance-based vesting conditions

◦25% of the RSUs vest based on achievement of a production rate milestone when the board determines that a microfactory is fully operational, met the confirmed vehicle output, and when the Participant has provided its services until the respective milestone achievement date.

◦25% vest based on achievement of a contribution milestone determined by the Board the total contribution of any one microfactory was greater than or equal to the contribution target, and when the participant has provided services until the respective Milestone achievement date. Based on the current stipulations,

▪50% of the contribution milestone are met once a microfactory generates a gross margin of at least USD 80 million
▪100% of this milestone are met once the gross margin equals or exceeds USD 100 million
▪125% of this milestone are met once a microfactory reports a gross profit of at least USD 120 million.

The period over which the RSU expense is spread in the consolidated statement of profit or (loss) is based on the achievement of the production rate milestone and the contribution milestone. An increase/(decrease) in the estimated number of awards expected to vest would result in an increase (decrease) of total compensation expense dependable on (i) achievement of the milestones and (ii) employee turnover rate which are based on management's best estimates relying on the below assumptions.

The key assumptions for this program as of June 30, 2022 are summarized below:
•The grant date is January 24, 2022 based on the date that management signed and dated on the RSU agreements and the fair value of the RSUs is USD 4.02, which is Arrival`s closing share price on this date.
•The vesting period and the expense recognition starts on January 10, 2022 (at the service commencement date when an explanatory letter was sent to employees explaining when the share-based program would be issued)
•The time vesting condition vests automatically once an individual employee has completed 12 months of service
•The end of the vesting period is different per each tranche of the award, as the performance conditions are expected to be met at different points in time
•Based on the current business plan it is expected that the production rate milestone will be fulfilled in April 2024, and the contribution milestone will be met in November 2024
•The expected annual employee turnover rate is 17%.
(B) Long-Term Incentive Plan (LTIP)

LTIP awards was introduced on May 9, 2022 (the "grant date") and are subjected to the terms, definitions, and provisions of the Company’s 2021 incentive compensation plan (ICP). The LTIP program comprises of three different types of share-based compensation (i) Performance Stock Units (PSUs) (ii) Restricted Stock Units (RSUs) and (iii) Stock Options which are awarded based on job level and are tied to employment. The underlying instrument of the RSU and PSU awards and the stock options are Arrival common stock which are traded on the NASDAQ under stock symbol ARVL.

The PSUs are granted annually, and the RSUs and the Stock Options are granted quarterly. The options vest as to 25% on the first anniversary of the grant date and thereafter 25% on every subsequent anniversary, until all options are fully vested, i.e. the options vest equally over a four year period. The RSUs and PSUs are accounted for as an equity-settled share-based payment transaction. The fair value of the RSUs and PSUs are based on Arrival`s closing share price on the grant date.

(i) LTIP - Restrictive Stock Units (LTIP RSUs)

The RSUs are granted quarterly to the employees and vest in equal installments over a three-year period. i.e. 33.33% vest after the first anniversary of the grant date, 33.33% vest after two years, and the remaining 33.33% vest three years after the grant date. The requirement for the RSUs to vest is that the employee remains employed within the Arrival Group until the vesting date. The first vesting of the RSUs will occur on May 9, 2023, one year after the commencement date.

The total number of LTIP RSUs granted were to 13,347,757 having a fair value as of grant date of USD 22,936,786.

(ii) LTIP - Performance Stock Units (LTIP PSUs)

The PSUs grant the employee the right to receive Arrival common stock when the vesting conditions are met i.e. a performance target is reached. The vesting conditions are based on the satisfaction of two different performance conditions as follows:

(a) production rate milestone - 50% of the PSUs vest when the Board determines that a microfactory has been fully operational and met the confirmed vehicle output. The quantity of the vehicle output determines the quantity of the awards granted:
•with a minimum achievement criteria equal to 8,000 vans per year, 50% of the PSU awards that have been granted for the production rate milestone vest, which is equal to 25% of all PSU awards.
•with vehicle output equal to 10,000 vans per year, the predefined target is considered to be met to 100% and all PSU awards that have been granted for the production rate milestone will vest. This would be equal to 50% of the total PSU awards granted.
•with vehicle output equal to 12,000 vans per year, the target is considered to be exceeded and 125% of the PSU awards that have been granted for the production rate milestone will vest. This would be equal to 62.5% of the total PSU awards granted.

(b) contribution milestone vest based upon achievement of a “contribution milestone” determined by the Board where the total contribution of any one microfactory was greater than or equal to the contribution target which is based on the sales price received in cleared funds, the bill of material for the vehicles produced and the resulting level of gross profit. The contribution milestone vest in stages once a certain gross profit margin has been achieved by a microfactory. Based on the current stipulations,

▪50% of the contribution milestone are met once a microfactory generates a gross margin of at least USD 80 million
▪100% of this milestone are met once the gross margin equals or exceeds USD 100 million
▪125% of this milestone are met once a microfactory reports a gross profit of at least USD 120 million.

The total number of LTIPs PSUs granted amounted to 37,365,637 having a fair value as of grant date of USD 64,209,111.
(iii) LTIP - Stock Options Plan (SOPs)

The fair value of the stock options has been determined using the Black-Scholes-Merton Option Pricing Model (BSMOPM). The options have been granted in three different tranches which have slightly different terms. The Management Options and the Employee Options are subject to time-based vesting conditions (i.e., service conditions). 25% of the options shall vest on the first anniversary of the contractual grant date; and thereafter 25% of the options shall vest on every subsequent anniversary, until fully-vested. The Company granted 10,879,959 SOPs having a fair value as of grant date of USD 10,162,424.

During the six months ending June 30, 2022, the total cost for the forementioned new programs that were implemented in 2022 amounted to USD 12,121,929. Of that amount a total share-based payment expense of USD 9,136,291 has been recognized in the P&L and the remainder of USD 2,985,638 has been capitalized on the balance sheet.

The total number of outstanding awards as of June 30, 2022 for all the forementioned new programs was 60,791,472.

The following table sets out the model inputs used in the BSMOPM for determining the fair value of the options that were granted in 2022:

	Management Options	Employee Options	Topup Options
Grant date	May 20, 2022	May 16, 2022	May 22, 2022	The grant date is based on the volume-weighted average date on which each employee signed their option agreement.
Share price at grant date	$1.8280	$1.7315	$1.7335	This is based on the volume-weighted average opening share price on each date the employee signed their option agreement.
Exercise price	$1.90	$1.90	$1.90	The exercise price is the same for all three batches.
Expected term	5.47 - 6.97 years	0.98 - 3.98 years	0.96 years	The expected term is based on theoretical considerations and typical market practice taking into account the contractual exercise period and the expected exercise behavior of the recipients.
Number of options	1,046,956	9,574,913	258,090	Reflects the total number of options that were granted to the participants.
Risk-free rate	2.84% - 2.89%	2.05% - 2.76%	2.05%	Based on the market yield on zero-coupon US treasury bonds with a maturity commensurate to the expected term.
Dividend yield	—%	—%	—%	It is expected that no dividends are paid out during the expected terms to exercise.
Volatility	98.90%	85.40% - 111.60%	85.40%	Estimate based on the historical volatility of Arrival and a range of comparators over a period commensurate to the expected term.

The following table displays the sensitivity of the stock options fair value to a change in the expected term:

Sensitivity of total fair value to expected term
In thousands USD
Expected term	Management Options	Employee Options	Topup Options
Base case -0.5 years	1,485	11,284	235
Base case -0.25 years	1,505	11,495	248
Base case	1,524	11,967	253
Base case +0.25 years	1,541	12,069	258
Base case +0.5 years	1,558	12,264	262

The following table displays the sensitivity of the stock options to a change in the expected share price volatility:

Sensitivity of total fair value to expected volatility
In thousands USD
Expected volatility	Management Options	Employee Options	Topup Options
Base case -20%	2	10,307	209
Base case -10%	1,435	11,179	231
Base case	1,524	11,967	253
Base case +10%	1,600	12,671	273
Base case +20%	1,665	13,293	292

For the LTIP program, the employee turnover rate is estimated to be 17% and the performance conditions are expected to be met in April 2024 (production milestone) and November 2024 (contribution milestone). The expectations regarding the employee turnover rate and the milestone achievement dates are subject to quarterly revision and can naturally change as time passes. A change in any of such assumptions as well as a change in any of the inputs used in the BSMOPM would result in a change of the periodic compensation expense.

(C). Stock Option Plans 2020 (SOPs 2020)

For the SOP 2020 program that was implemented in 2020 a total expense of USD 1,469,467 has been recognized in the first half of 2022. For the expense calculation it is assumed that the annual employee turnover rate equals 17%, that the profitability milestone is achieved in November 2024, and that the production milestone is achieved in April 2024.

There has been a revision in production milestone in the second quarter of 2022 from October 31, 2023 to April 30, 2024. This change in estimate resulted in a reduced expense recognition as a result of the total compensation expense is now spread out over a longer period. The impact of the change in the period amounted to USD 1,246,249. The total number of outstanding SOPs 2020 awards as of June 30, 2022 was 13,128,512.